Revenue recognition - Schedule of Unearned Revenue (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
December 31, 2021	$ 1,630
Change, net	3
March 31, 2022	1,633	$ 1,630
Starry, Inc [Member]
December 31, 2021	$ 1,630	1,169
Change, net		461
March 31, 2022		$ 1,630